Summary of Significant Accounting Policies (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 1,039,580	$ 793,212
Less: allowance for doubtful accounts	(443,163)	(535,767)
Less than 3 months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	1,272,371	1,220,327
More than 12 months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 210,372	$ 108,652